Subsequent Events	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 9—Subsequent Events
On April 21, 2021 a stockholder complaint was filed in the Supreme Court of the State of New York against us and the individual members of our Board, captioned Muir v. Supernova Partners Acquisition Company, Inc., et al. (the “Muir Complaint”). The complaint asserts that the individual members of our Board breached their fiduciary duties, and that we aided and abetted that breach of fiduciary duties, by allegedly failing to disclose material information and disclosing materially misleading information in the Proxy Statement, including allegations relating to the background of the Merger, financial projections, and analyses of financial advisors. We have also received certain demands from stockholders making similar allegations. We believe that the estimated loss associated with the Muir Complaint is not reasonably probable or estimable.
Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statements were issued required potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Note 11—Subsequent Events

On March 17, 2021, the Company entered into the Merger Agreement by and among Supernova, Orchids Merger Sub, Inc., a Delaware corporation and a newly formed direct, wholly owned subsidiary of Supernova (“First Merger Sub”), Orchids Merger Sub, LLC, a Delaware limited liability company and direct, wholly owned subsidiary of Supernova (“Second Merger Sub”), and OfferPad, Inc., a Delaware corporation (“Offerpad”).

Pursuant to the Merger Agreement, the parties will enter into a business combination transaction (the “Business Combination”) by which (i) First Merger Sub will merge with and into Offerpad, with Offerpad being the surviving entity in the merger (the “First Merger”), and (ii) Offerpad will merge with and into Second Merger Sub, with Second Merger Sub being the surviving entity in the merger (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions” and the closing of the Transactions, the “Closing”). In connection with the Closing, Supernova will change its name to “Offerpad Solutions, Inc.”

The value of the aggregate equity consideration to be paid to Offerpad’s stockholders and optionholders in the Transactions will be equal to $2,250,000,000 (the “Equity Value”). At the Closing, each share of common stock and preferred stock of Offerpad that is issued and outstanding immediately prior to the effective time of the First Merger (other than “Excluded Shares”, as defined in the Merger Agreement) will be cancelled and converted into the right to receive a number of shares of Supernova common stock equal to an exchange ratio determined by dividing the Equity Value by the “Aggregate Fully Diluted Company Common Stock” (as defined in the Merger Agreement).

At the Closing, each option to purchase Offerpad common stock, whether vested or unvested, will be assumed and converted into an option to purchase a number of shares of Supernova Class A common stock in the manner set forth in the Merger Agreement.

Concurrently with the execution of the Merger Agreement, certain investors (the “PIPE Investors”) entered into subscription agreements (the “PIPE Subscription Agreements”) pursuant to which the PIPE Investors have committed to purchase in a private placement 20,000,000 shares of Supernova Class A common stock (the “PIPE Shares”) at a purchase price of $10.00 per share and an aggregate purchase price of $200,000,000 (the “PIPE Investment”). The purchase of the PIPE Shares is conditioned upon, among other things, the consummation of the Transactions and will be consummated concurrently with the Closing. The shares of Class A common stock to be issued pursuant to the PIPE Subscription Agreements have not been registered under the Securities Act and will be issued in reliance on the availability of an exemption from such registration.

In connection with the execution of the Merger Agreement, the Company entered into a sponsor support agreement (the “Sponsor Support Agreement”) with the Sponsor, Offerpad and the Company’s directors and officers. Pursuant to the Sponsor Support Agreement, the Sponsor and the Company’s directors and officers have, among other things, agreed to vote all of their shares of the Company’s capital stock in favor of the approval of the Transactions. In addition, the Sponsor has agreed that 20% of its shares of Class B common stock issued in connection with the initial public offering (the “Sponsor Shares”) will be unvested and subject to forfeiture as of the Closing and will only vest if, during the five year period following the Closing, (i) the volume weighted average price of the Company’s Class A common stock equals or exceeds $12.00 for any twenty trading days within a period of thirty consecutive trading days or (ii) there is a change of control of Supernova. Any Sponsor Shares that remain unvested after the fifth anniversary of the Closing will be forfeited. The Sponsor Support Agreement will terminate upon the termination of the Merger Agreement if the Closing does not occur.

The proposed Business Combination is expected to be consummated after receipt of the required approvals by the stockholders of the Company and Offerpad and the satisfaction or waiver of certain other customary conditions. For full details and the filed agreements, refer to our Current Report on 8-K announcing the Merger Agreement filed on March 18, 2021.

On April 21, 2021 a stockholder complaint was filed in the Supreme Court of the State of New York against us and the individual members of our Board, captioned Muir v. Supernova Partners Acquisition Company, Inc., et al. (the “Muir Complaint”). The complaint asserts that the individual members of our Board breached their fiduciary duties, and that we aided and abetted that breach of fiduciary duties, by allegedly failing to disclose material information and disclosing materially misleading information in the Proxy Statement, including allegations relating to the background of the Merger, financial projections, and analyses of financial advisors. We have also received certain demands from stockholders making similar allegations. We believe that the estimated loss associated with the Muir Complaint is not reasonably probable or estimable.

Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statements were issued required potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.